Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Lease Liabilities

	As at	As at
	December 31, 2022	December 31, 2021
Current portion of lease liabilities	115,934	115,344
Long-term portion of lease liabilities	297,105	313,862
	413,039	429,206

Summary of Changes to Lease Liabilities
The table below summarizes changes to the lease liabilities:

	Note	2022	2021
Balance at beginning of year		429,206	355,986
Business combinati o ns	5	28,269	111,590
Sale of business	6	(3,129)	-
Additions		117,221	90,346
Derecognition*		(16,285)	(15,030)
Repayment		(123,606)	(115,336)
Effect of movements in exchange rates		(18,637)	1,650
Balance at end of year		413,039	429,206
* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities
The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2022
Less than 1 year	129,059
Between 1 and 5 years	260,095
More than 5 years	64,950
454,104